Note 23 - Convertible Loans (Details Textual)				12 Months Ended
	Aug. 27, 2018 CAD ($) shares	Jul. 19, 2017 CAD ($) shares	Dec. 01, 2016 CAD ($) shares	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 CAD ($) shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 27, 2018 USD ($)	Jul. 19, 2017 USD ($)
Statement Line Items [Line Items]
Equity issued, settlement of debt | shares			458,329
Issue of equity, settlement of debt			$ 288,747
Gain (loss) on settlement of debt						$ 54,876
Interest accretion expense				$ 819,060		725,696
Bottom of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares							$ 0.36
Top of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares							$ 0.38
Convertible loans [member]
Statement Line Items [Line Items]
Proceeds from loan				1,754,291	$ 1,389,710	$ 1,181,993	$ 884,078
Borrowings, interest rate					8.00%		8.00%
Loans, finder’s fee, common shares issued, shares | shares						132,577	132,577
Loans, finder’s fee, Common Shares issued, Value				135,000		$ 92,805
Loans Settled	$ 131,028	$ 63,075						$ 100,776	$ 50,000
Equity issued, settlement of debt | shares	392,867	83,333
Issue of equity, settlement of debt	$ 184,832	$ 49,166
Gain (loss) on settlement of debt	$ (53,804)	$ 13,909
Interest accretion expense				549,069		$ 276,236
Derivatives reclassified to share-based payments reserve				$ 108,000
Convertible loans [member] | Bottom of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares					$ 0.274
Convertible loans [member] | Top of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares					$ 0.3469
Gold Loans and Convertible Loans [Member]
Statement Line Items [Line Items]
Loans, finder’s fee, common shares issued, shares | shares				466,504	466,504
Loans, finder’s fee, Common Shares issued, Value				$ 234,752